Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments - additional disclosure [abstract]
Disclosure of financial assets and financial liabilities
		2020

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities

Cash and cash equivalents	16	9 658

Time deposits and short-term investments with original maturity more than 90 days	16	1 609

Trade receivables	15	8 217

Other current assets	17	963

Marketable securities - debt securities	16		26

Long-term financial investments - equity securities	13		1 111	466

Long-term financial investments - debt securities	13		36

Long-term financial investments - fund investments	13			366

Long-term loans, advances, security deposits and other long-term receivables	13	297

Associated companies at fair value through profit and loss				211

Derivative financial instruments	16			159

Contingent consideration receivables	13			625

Total financial assets		20 744	1 173	1 827

Interest-bearing accounts of associates payable on demand	21	2 085

Bank and other short-term financial debt	21	976

Commercial paper	21	4 258

Straight bonds	19	28 298

Long-term liabilities to banks and other financial institutions	19	233

Trade payables		5 403

Commitment for repurchase of own shares	18/22	1 769

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 069

Derivative financial instruments	21			194

Lease liabilities	10				2 005

Total financial liabilities		43 022		1 263	2 005

		2019

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities

Cash and cash equivalents	16	11 112

Time deposits and short-term investments with original maturity more than 90 days	16	61

Trade receivables	15	8 301

Other current assets	17	2 036

Marketable securities - debt securities	16		24

Marketable securities - fund investments	16			37

Long-term financial investments - equity securities	13		1 158	366

Long-term financial investments - debt securities	13		33

Long-term financial investments - fund investments	13			233

Long-term loans, advances, security deposits and other long-term receivables	13	329

Associated companies at fair value through profit and loss				186

Derivative financial instruments	16			102

Contingent consideration receivables	13			399

Total financial assets		21 839	1 215	1 323

Interest-bearing accounts of associates payable on demand	21	1 836

Bank and other short-term financial debt	21	719

Commercial paper	21	2 289

Straight bonds	19	22 167

Long-term liabilities to banks and other financial institutions	19	188

Trade payables		5 424

Contingent consideration liabilities (see Note 20/22) and other financial liabilities				1 065

Derivative financial instruments	21			185

Lease liabilities	10				1 949

Total financial liabilities		32 623		1 250	1 949

Derivative financial instruments
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2020	2019	2020	2019	2020	2019

Forward foreign exchange rate contracts	13 679	10 779	151	96	– 165	– 75

Commodity purchase contract	11	9	8	6

Options on equity securities	70	269			– 29	– 110

Total derivative financial instruments included in marketable securities and in current financial debts	13 760	11 057	159	102	– 194	– 185

Contract or underlying principal amount the derivative financial instruments, by currency
	2020

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	2 432	6 376	4 871	13 679

Commodity purchase contract		11		11

Options on equity securities		70		70

Total derivative financial instruments	2 432	6 457	4 871	13 760

	2019

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 373	7 760	1 646	10 779

Commodity purchase contract		9		9

Options on equity securities		250	19	269

Total derivative financial instruments	1 373	8 019	1 665	11 057

Fair value by hierarchy
	2020

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Debt securities		26		26

Total marketable securities		26		26

Derivative financial instruments		159		159

Total marketable securities and derivative financial instruments		185		185

Debt and equity securities	1 153		460	1 613

Fund investments			366	366

Contingent consideration receivables			625	625

Total long-term financial investments	1 153		1 451	2 604

Associated companies at fair value through profit and loss			211	211

Financial liabilities
Contingent consideration payables			– 1 046	– 1 046

Other financial liabilities			– 23	– 23

Derivative financial instruments		– 194		– 194

Total financial liabilities at fair value		– 194	– 1 069	– 1 263

	2019

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Debt securities		24		24

Fund investments	37			37

Total marketable securities	37	24		61

Derivative financial instruments		102		102

Total marketable securities and derivative financial instruments	37	126		163

Debt and equity securities	976		581	1 557

Fund investments			233	233

Contingent consideration receivables			399	399

Total long-term financial investments	976		1 213	2 189

Associated companies at fair value through profit and loss			186	186

Financial liabilities
Contingent consideration payables			– 1 036	– 1 036

Other financial liabilities			– 29	– 29

Derivative financial instruments		– 185		– 185

Total financial liabilities at fair value		– 185	– 1 065	– 1 250

Reconciliation of changes in fair value measurement
	2020

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	186	233	581	399	– 1 036	– 29

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	57	151	34	173	206

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 18	– 8	– 39		– 90	– 3

Fair value adjustments recognized in the consolidated statement of comprehensive income, including currency translation effects	4	3	33	40	– 62	– 2

Purchases	24	17	123	43	– 123

Cash receipts and payments				– 30	63	11

Disposals	– 23	– 61	– 109

Reclassification	– 19	31	– 163		– 4

December 31	211	366	460	625	– 1 046	– 23

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2020	39	143	– 5	173	116	– 3

	2019

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Long-term financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	145	251	488	396	– 907	– 10

Impact from discontinued operations [1]		– 28	– 19		163

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement		12	6	35	195	1

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 15				– 89	– 48

Fair value adjustments recognized in the consolidated statement of comprehensive income			– 6

Purchases	49	28	229		– 401	– 5

Cash receipts and payments				– 32	3	33

Disposals	– 3	– 30	– 53

Reclassification	10		– 64

December 31	186	233	581	399	– 1 036	– 29

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2019	– 15	12	6	35	106	– 47

[1] Notes 1, 2 and 30 provide information related to discontinued operations.

Equity securities measured at fair value through other comprehensive income
(USD millions)	2020	2019

Listed equity securities	862	843

Non-listed equity securities	249	315

Total equity securities	1 111	1 158

Monitoring of net debt or liquidity based on contractual maturities
	2020

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	13	1 571	25	5	21	1 635

Commodities					111	111

Derivative financial instruments and accrued interest	38	110	4	4	3	159

Cash and cash equivalents	8 558	1 100				9 658

Total current financial assets	8 609	2 781	29	9	135	11 563

Non-current liabilities
Financial debt				– 10 621	– 15 638	– 26 259

Financial debt - undiscounted				– 10 661	– 15 802	– 26 463

Total non-current financial debt				– 10 621	– 15 638	– 26 259

Current liabilities
Financial debt	– 4 195	– 2 218	– 3 178			– 9 591

Financial debt - undiscounted	– 4 195	– 2 219	– 3 179			– 9 593

Derivative financial instruments	– 93	– 84	– 17			– 194

Total current financial debt	– 4 288	– 2 302	– 3 195			– 9 785

Net debt	4 321	479	– 3 166	– 10 612	– 15 503	– 24 481

	2019

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days	20	26	16	3	57	122

Commodities					110	110

Derivative financial instruments and accrued interest	14	79	3	3	3	102

Cash and cash equivalents	9 712	1 400				11 112

Total current financial assets	9 746	1 505	19	6	170	11 446

Non-current liabilities
Financial debt				– 9 110	– 11 243	– 20 353

Financial debt - undiscounted				– 9 150	– 11 355	– 20 505

Total non-current financial debt				– 9 110	– 11 243	– 20 353

Current liabilities
Financial debt	– 4 243	– 1 373	– 1 230			– 6 846

Financial debt - undiscounted	– 4 243	– 1 373	– 1 230			– 6 846

Derivative financial instruments	– 130	– 29	– 26			– 185

Total current financial debt	– 4 373	– 1 402	– 1 256			– 7 031

Net debt	5 373	103	– 1 237	– 9 104	– 11 073	– 15 938

Derivative financial instruments and accrued interest on derivative financial instruments
	2020

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 930	– 4 096	– 719	– 5 745

Potential inflows in various currencies - from financial derivative assets	904	4 114	710	5 728

	2019

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 814	– 4 624	– 952	– 6 390

Potential inflows in various currencies - from financial derivative assets	807	4 656	922	6 385

Other contractual liabilities of the net debt or liquidity
2020

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 82	– 468	– 1 846	– 4 251	– 6 647

Lease liabilities	– 77	– 209	– 692	– 1 027	– 2 005

Trade payables	– 5 239	– 164			– 5 403

Commitment for repurchase of own shares	– 1 769				– 1 769

Contingent consideration liabilities	– 24	– 38	– 639	– 345	– 1 046

2019

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 36	– 428	– 1 531	– 3 439	– 5 434

Lease liabilities	– 65	– 181	– 622	– 1 081	– 1 949

Trade payables	– 5 222	– 202			– 5 424

Contingent consideration liabilities	– 62	– 9	– 582	– 383	– 1 036

Ten day loss fair value VAR model
(USD millions)	2020	2019

All financial instruments	587	355

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	199	89

Instruments sensitive to equity market movements	62	31

Instruments sensitive to interest rates	197	187

Ten day loss fair value VAR model, average, high, and low VAR amounts
	2020

(USD millions)	Average	High	Low

All financial instruments	568	659	322

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	225	515	71

Instruments sensitive to equity market movements	78	261	21

Instruments sensitive to interest rates	329	912	173

	2019

(USD millions)	Average	High	Low

All financial instruments	348	385	303

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	143	195	86

Instruments sensitive to equity market movements	36	81	16

Instruments sensitive to interest rates	233	303	187